STATEMENT OF OPERATIONS - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
General and Administrative Expense						$ 46,626,867	$ 35,950,687	$ 51,188,091	$ 39,028,964	$ 30,797,462
OPERATING INCOME						10,936,438	25,920,785	15,846,049	10,848,108	8,612,321
Other income (expenses):
Total other income (expense)						(1,041,355)	(523,559)	(986,481)	607,953	(16,713)
NET INCOME ATTRIBUTABLE TO THE HAGERTY GROUP, LLC						$ 5,309,118	$ 21,734,710	$ 10,166,076	$ 4,205,870	$ 8,473,798
Weighted Average Number of Shares Outstanding, Basic						100,000	100,000	100,000	75,665
Weighted Average Number of Shares Outstanding, Diluted						100,000	100,000
Earnings Per Share, Basic						$ 53.09	$ 217.35	$ 101.66	$ 55.59
Earnings Per Share, Diluted						$ 53.09	$ 217.35
Aldel Financial Inc.
Operating expenses:
Formation costs		$ 1,470
General and Administrative Expense			$ 1,191,550			$ 1,471,300
OPERATING INCOME			(1,191,550)			(1,471,300)
Other income (expenses):
Change in fair value of warrant liabilities			(7,776,110)			(9,107,979)
Investment income on Trust Account			7,504			13,621
Total other income (expense)			(7,768,606)			(9,094,358)
NET INCOME ATTRIBUTABLE TO THE HAGERTY GROUP, LLC		$ (1,470)	$ (8,960,156)	$ (1,604,362)	$ (1,140)	$ (10,565,658)
Weighted Average Number of Shares Outstanding, Basic	[1]		3,447,500			3,899,158
Weighted Average Number of Shares Outstanding, Diluted	[1]		3,447,500			3,899,158
Earnings Per Share, Basic			$ (0.47)			$ (0.41)
Earnings Per Share, Diluted			$ (0.47)			$ (0.41)

[1]	Excludes an aggregate of up to 11,500,000 shares subject to possible redemption at September 30, 2021.